Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,613,000.00
Previously Paid Amount	0.00
Total Fee Amount	222.76
Total Offset Amount	0.00
Net Fee	222.76
Narrative - Max Aggregate Offering Price	$ 1,613,000.00
Final Prospectus	true